Cover	Jun. 24, 2024
Document Information [Line Items]
Amendment Flag	true
Amendment Description	Explanatory Note On June 26, 2024, the Federal Home Loan Bank of Pittsburgh (Bank) filed a current report on form 8-K (Original Report) with the Securities and Exchange Commission (SEC) reporting, together with related required disclosures, that: • on June 24, 2024, Winthrop Watson, President and Chief Executive Officer (CEO) of the Federal Home Loan Bank of Pittsburgh (Bank), notified the Bank’s Board of Directors (Board) of his intent to retire from the Bank, effective December 31, 2024; and • the Board subsequently named David G. Paulson, the Bank’s Chief Operating Officer, to serve as the Bank’s President and CEO, effective upon Mr. Watson’s retirement. This Amendment No. 1 on Form 8-K/A amends the Original Report to: • change its date of report on the Original Report’s cover from June 26, 2024 to June 24, 2024 (the date of the earliest event reported); and • reflect relevant Board action since the Original Report as described below.
Entity Central Index Key	0001330399
Document Type	8-K/A
Document Period End Date	Jun. 24, 2024
Entity Registrant Name	Federal Home Loan Bank of Pittsburgh
Entity File Number	000-51395
Entity Tax Identification Number	25-6001324
Entity Address, Address Line One	601 Grant Street
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Incorporation, State or Country Code	PA
Entity Address, Postal Zip Code	15219
City Area Code	412
Local Phone Number	288-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false